Financial structure and financial costs - Non-current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial structure, financial costs and financial instruments
Non-current financial debt		$ 60,203	$ 47,773	$ 40,129
Non-current financial assets		(4,781)	(912)	(680)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		55,422	46,861	39,449
Committed credit facilities granted by banks		16,282
Syndicated credit line
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	$ 6,350
Borrowings term	12 months
Borrowings, period of extension option	6 months
Borrowings		3,646
Variable rate bonds or bonds after fair value hedge
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		16,553	19,340	20,570
Fixed rate bonds or bonds after cash flow hedge
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		28,080	20,499	15,672
Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		3,984	690	732
Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		511	425	848
Lease obligations
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		7,736	6,263	1,665
Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		(1,451)	(333)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		9	(23)	(38)
Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt		1,615	1,694	1,880
Non-current financial assets		(3,221)	(512)	(613)
Secured
Financial structure, financial costs and financial instruments
Non-current financial debt		7,849	6,438	1,870
Non-current financial assets		(1,019)	(164)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		6,830	6,274	1,870
Secured | Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		40	72	111
Secured | Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		73	103	94
Secured | Lease obligations
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		7,736	6,263	1,665
Secured | Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		(1,019)	(164)
Unsecured
Financial structure, financial costs and financial instruments
Non-current financial debt		52,354	41,335	38,259
Non-current financial assets		(3,762)	(748)	(680)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		48,592	40,587	37,579
Unsecured | Variable rate bonds or bonds after fair value hedge
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		16,553	19,340	20,570
Unsecured | Fixed rate bonds or bonds after cash flow hedge
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		28,080	20,499	15,672
Unsecured | Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		3,944	618	621
Unsecured | Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		438	322	754
Unsecured | Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		(432)	(169)
Unsecured | Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		9	(23)	(38)
Unsecured | Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt		1,615	1,694	1,880
Non-current financial assets		$ (3,221)	$ (512)	$ (613)